NUVEEN LARGE CAP CORE FUND

NUVEEN EQUITY LONG/SHORT FUND

NUVEEN EQUITY MARKET NEUTRAL FUND

SUPPLEMENT DATED MARCH 3, 2021

TO THE PROSPECTUS DATED DECEMBER 31, 2020

Robert C. Doll is no longer a portfolio manager of the Funds. David A. Chalupnik and David S. Park have been named portfolio managers of Nuveen Large Cap Core Fund and Mr. Chalupnik has been named a portfolio manager of Nuveen Equity Long/Short Fund and Nuveen Equity Market Neutral Fund. Scott M. Tonneson will continue to serve as a portfolio manager for each of the Funds.

David A. Chalupnik, CFA, is Senior Managing Director and Head of U.S. Active Equities Portfolio Management at Nuveen Asset Management, LLC (“NAM”) and Co-Head of Santa Barbara Asset Management, LLC (“SBAM”), an affiliate of NAM. He joined NAM in 2002 and SBAM in 2019.

David S. Park, CFA, is Managing Director and Portfolio Manager at NAM and Co-Head and Director of Research of SBAM. He joined NAM in August 2020 and SBAM in 2011.

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FOR FUTURE REFERENCE

MGN-NLCESP-0321P

NUVEEN LARGE CAP CORE FUND

NUVEEN EQUITY MARKET NEUTRAL FUND

SUPPLEMENT DATED MARCH 3, 2021

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2020

1.

Robert C. Doll is no longer a portfolio manager of the Funds. David A. Chalupnik and David S. Park have been named portfolio managers of Nuveen Large Cap Core Fund and Mr. Chalupnik has been named a portfolio manager of Nuveen Equity Market Neutral Fund. Scott M. Tonneson will continue to serve as a portfolio manager for each of the Funds.

2.	The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Other Accounts Managed”:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets (millions)	Number of Accounts with Performance- Based Fees	Assets of Accounts with Performance- Based Fees

David Chalupnik**	Registered Investment Companies	7	$8,778	0	$0
	Other Pooled Investment Vehicles	1	$113	0	$0
	Other Accounts***	2,937	$8,572	0	$0

David Park**	Registered Investment Companies	4	$4,239	0	$0
	Other Pooled Investment Vehicles	1	$113	0	$0
	Other Accounts***	2,919	$8,328	0	$0

**	Began serving as a portfolio manager on March 3, 2021. Information provided is as of October 31, 2020.
***	Includes approximately $8.3 billion in model-based assets.

3.	The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Beneficial Ownership of Securities”:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed

David Chalupnik*	Nuveen Large Cap Core Fund	A
	Nuveen Equity Market Neutral Fund	A

David Park*	Nuveen Large Cap Core Fund	A

*	Began serving as a portfolio manager on March 3, 2021. Information provided is as of October 31, 2020.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-NLCESSAI-0321P